Debt (Details) - USD ($)	Oct. 31, 2021	Apr. 30, 2021	Apr. 30, 2020
Debt Instrument [Line Items]
Secured lender (affiliate)		$ 1,000,000	$ 1,000,000
[custom:SecuredLenderPercentage-0]		8.00%
Notes payable - related parties		$ 22,860	15,000
[custom:NotesPayableRelatedPartiesPercentage-0]		0.00%
Demand notes payable			7,860
[custom:DemandNotesPayablePercentage-0]		0.00%
Total Debt	$ 5,328,784	$ 5,328,784	1,057,184
Loan payable - bank	34,324	$ 34,324	34,324
[custom:LoanPayableBankPercentage-0]		5.50%
Less: current portion of long-term debt		$ 2,942,984	1,057,184
Total long-term debt		2,385,800
Future Minimum Sublease Rentals, Sale Leaseback Transactions, Next Twelve Months		2,942,984
Future Minimum Sublease Rentals, Sale Leaseback Transactions, within Two Years		1,895,950
Future Minimum Sublease Rentals, Sale Leaseback Transactions, within Three Years		11,478
Future Minimum Sublease Rentals, Sale Leaseback Transactions, within Four Years		11,916
Future Minimum Sublease Rentals, Sale Leaseback Transactions, within Five Years		12,370
Future Minimum Sublease Rentals, Sale Leaseback Transactions, Thereafter		454,086
Future Minimum Sublease Rentals, Sale Leaseback Transactions		5,328,800
U S S B A Loan [Member]
Debt Instrument [Line Items]
Total Debt	$ 1,885,800	$ 1,885,800
Debt Instrument, Interest Rate, Effective Percentage	1.00%	1.00%
U S S B A Loan One [Member]
Debt Instrument [Line Items]
Total Debt	$ 500,000	$ 500,000
Debt Instrument, Interest Rate, Effective Percentage	3.75%	3.75%
U S S B A Loan Two [Member]
Debt Instrument [Line Items]
Total Debt	$ 1,885,800	$ 1,885,800
Debt Instrument, Interest Rate, Effective Percentage	1.00%	1.00%